Retirement Plans (Schedule of Accumulated Other Comprehensive Loss) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
OtherComprehensiveIncomeDefinedBenefitPlansAdjustmentNetOfTaxPeriodIncreaseDecreaseAbstract
Beginning Balance	$ (22,548)
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	(11,296)	(771)	9,338
Net Current Period Other Comprehensive Gain	(11,296)
Ending Balance	$ (11,252)	$ (22,548)